Leases, Lease Obligations (Details) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2020 USD ($) Arrangement	Oct. 31, 2019 USD ($)		Oct. 31, 2018 USD ($) [1]	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Movement on lease obligations [Abstract]
Balance	$ 293.3
Payments	80.1	$ 12.9	[1]	$ 0.0
Balance	250.4	293.3
Included within [Abstract]
Current liabilities					$ 1,788.3	$ 1,802.0	[1]
Non-current liabilities					6,143.4	6,216.5	[1]
Total liabilities					7,931.7	8,018.5	[1]
Maturity profile of lease obligations [abstract]
Lease liabilities					280.6
Impact of discounting					(30.2)
Total lease obligations	$ 250.4	293.3			250.4	293.3
Finance leases [Abstract]
Number of lease arrangements classified as finance leases | Arrangement	6
Net investments in leases					5.5	0.0
Operating leases [Abstract]
Number of lease arrangements classified as operating leases | Arrangement	6
Rental income	$ 0.4	1.0
Within One Year [Member]
Maturity profile of lease obligations [abstract]
Lease liabilities					82.2
Finance leases [Abstract]
Net investment in finance lease included in other receivables					2.1
In One to Two Years [Member]
Maturity profile of lease obligations [abstract]
Lease liabilities					69.5
In Two to Three Years [Member]
Maturity profile of lease obligations [abstract]
Lease liabilities					43.3
In Three to Five Years [Member]
Maturity profile of lease obligations [abstract]
Lease liabilities					49.3
In More Than Five Years [Member]
Maturity profile of lease obligations [abstract]
Lease liabilities					36.3
Lease Obligations [Member]
Movement on lease obligations [Abstract]
Additions	41.6
Disposals	(0.2)
Payments	(93.3)
Interest	13.2
Foreign exchange	(4.2)
Included within [Abstract]
Current liabilities					82.2
Non-current liabilities					168.2
Total liabilities					$ 250.4
IFRS 16 [Member]
Movement on lease obligations [Abstract]
Payments	(80.1)
Operating leases [Abstract]
Rental income	0.4
IFRS 16 [Member] | Lease Obligations [Member]
Movement on lease obligations [Abstract]
Balance	269.8
Balance		269.8
Maturity profile of lease obligations [abstract]
Total lease obligations	269.8	269.8				269.8
IFRS 16 [Member] | Transfer from Finance Lease Liability [Member] | Lease Obligations [Member]
Movement on lease obligations [Abstract]
Balance	23.5
Balance		23.5
Maturity profile of lease obligations [abstract]
Total lease obligations	$ 23.5	$ 23.5				$ 23.5

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.